Schedule of Investments (unaudited) March 31, 2022	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 13.9%
CF Industries Holdings, Inc.(a)	274,408	$28,280,489
FMC Corp.(a)	244,085	32,114,263
Koninklijke DSM NV	95,002	16,995,261
Nutrien Ltd.(a)	453,133	47,121,301
Sociedad Quimica y Minera de Chile SA, ADR(a)	230,335	19,716,676

		144,227,990

Containers & Packaging — 0.5%
Packaging Corp. of America(a)	33,028	5,156,001

Electrical Equipment — 0.6%
Vestas Wind Systems A/S	224,068	6,572,990

Food Products — 7.8%
Bunge Ltd.(a)(b)	287,931	31,905,634
Darling Ingredients, Inc.(a)(c)	163,291	13,125,331
Hofseth International A/S, (Acquired 05/26/21, Cost: $10,198,056)(d)(e)	18,993,283	12,965,876
Kerry Group PLC, Class A	132,739	14,845,776
Nestle SA, Registered Shares	62,375	8,109,914

		80,952,531

Machinery(a) — 6.0%
AGCO Corp.	192,406	28,097,048
Deere & Co.	82,254	34,173,247

		62,270,295

Metals & Mining — 32.9%
Alcoa Corp.(a)	255,095	22,966,203
Anglo American PLC	325,559	16,916,801
ArcelorMittal SA(a)	783,800	25,089,438
BHP Group Ltd.	597,319	23,025,147
First Quantum Minerals Ltd.	1,080,104	37,393,034
Freeport-McMoRan, Inc.(a)	161,194	8,017,790
Glencore PLC	8,526,959	55,482,394
Newcrest Mining Ltd.	774,054	15,641,605
Newmont Corp.(a)	387,199	30,762,960
Polyus PJSC, Registered Shares, GDR(d)	209,464	2,095
Stelco Holdings, Inc.	469,689	19,532,961
Teck Resources Ltd., Class B(a)	429,020	17,328,118
Vale SA, ADR(a)	2,599,413	51,962,266
Wheaton Precious Metals Corp.(a)	369,106	17,562,063

		341,682,875

Oil, Gas & Consumable Fuels — 36.7%
Cenovus Energy Inc.	323,500	5,392,745
Chevron Corp.(a)(b)	339,273	55,243,823
ConocoPhillips(a)	349,513	34,951,300
EOG Resources, Inc.(a)	152,211	18,148,118
Equinor ASA	453,785	16,942,801

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.(a)(b)	642,039	$53,026,001
Gazprom PJSC, ADR(d)	2,715,000	27,150
Hess Corp.	142,376	15,239,927
Kosmos Energy Ltd.(c)	775,843	5,578,311
Marathon Petroleum Corp.(a)	157,733	13,486,171
Pioneer Natural Resources Co.(a)	66,112	16,529,983
Shell PLC, ADR(a)	964,024	52,953,838
Suncor Energy, Inc.	939,065	30,572,288
TotalEnergies SE	996,254	50,409,973
Valero Energy Corp.(a)	121,874	12,375,086

		380,877,515

Paper & Forest Products — 2.2%
Precious Woods Holding AG, Registered Shares(c)	20,000	281,370
UPM-Kymmene OYJ	708,737	23,143,799

		23,425,169

Total Long-Term Investments — 100.6% (Cost: $720,119,944)		1,045,165,366

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(f)(g)	14,755,364	14,755,364

Total Short-Term Securities — 1.4% (Cost: $14,755,364)		14,755,364

Total Investments Before Options Written — 102.0% (Cost: $734,875,308)		1,059,920,730

Options Written — (1.4)% (Premiums Received: $(10,519,221))		(14,885,753)

Total Investments, Net of Options Written — 100.6% (Cost: $724,356,087)		1,045,034,977

Liabilities in Excess of Other Assets — (0.6)%		(6,447,212)

Net Assets — 100.0%		$1,038,587,765

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $12,965,876, representing 1.3% of its net assets as of period end, and an original cost of $10,198,056.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$16,654,313	$—	$(1,898,949	)(a)	$—	$—	$14,755,364	14,755,364	$3,250	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Exxon Mobil Corp.	299	04/01/22	USD	82.65	USD	2,469	$(15,783)
Pioneer Natural Resources Co.	103	04/01/22	USD	235.00	USD	2,575	(162,740)
Teck Resources Ltd., Class B	784	04/01/22	USD	38.00	USD	3,167	(196,784)
Alcoa Corp.	290	04/08/22	USD	80.00	USD	2,611	(305,950)
ArcelorMittal SA	768	04/08/22	USD	35.00	USD	2,458	(7,296)
Cenovus Energy Inc.	577	04/08/22	CAD	20.50	CAD	1,202	(34,385)
ConocoPhillips	174	04/08/22	USD	96.01	USD	1,740	(84,241)
Deere & Co.	93	04/08/22	USD	390.00	USD	3,864	(250,402)
EOG Resources, Inc.	322	04/08/22	USD	114.00	USD	3,839	(203,665)
Valero Energy Corp.	280	04/08/22	USD	88.00	USD	2,843	(399,000)
Wheaton Precious Metals Corp.	450	04/08/22	USD	50.00	USD	2,141	(10,350)
AGCO Corp.	310	04/14/22	USD	135.00	USD	4,527	(370,450)
Alcoa Corp.	160	04/14/22	USD	85.00	USD	1,440	(114,400)
ArcelorMittal SA	288	04/14/22	USD	35.00	USD	922	(6,048)
ArcelorMittal SA	288	04/14/22	USD	36.00	USD	922	(3,456)
Bunge Ltd.	613	04/14/22	USD	105.00	USD	6,793	(413,775)
Cenovus Energy Inc.	572	04/14/22	CAD	19.50	CAD	1,192	(72,750)
Darling Ingredients, Inc.	370	04/14/22	USD	75.00	USD	2,974	(229,400)
Deere & Co.	64	04/14/22	USD	400.00	USD	2,659	(127,680)
Exxon Mobil Corp.	491	04/14/22	USD	75.00	USD	4,055	(389,117)
FMC Corp.	446	04/14/22	USD	125.00	USD	5,868	(327,810)
Freeport-McMoRan, Inc.	85	04/14/22	USD	46.00	USD	423	(36,125)
Nutrien Ltd.	802	04/14/22	USD	95.00	USD	8,340	(769,920)
Packaging Corp. of America	150	04/14/22	USD	150.00	USD	2,342	(111,750)
Pioneer Natural Resources Co.	103	04/14/22	USD	235.00	USD	2,575	(182,310)
Shell PLC, ADR	1,140	04/14/22	USD	52.50	USD	6,262	(342,000)
Sociedad Quimica y Minera de Chile SA, ADR	240	04/14/22	USD	70.00	USD	2,054	(385,200)
Stelco Holdings Inc.	869	04/14/22	CAD	40.00	CAD	4,518	(835,878)
Suncor Energy Inc.	959	04/14/22	CAD	39.00	CAD	3,903	(168,380)
Valero Energy Corp.	72	04/14/22	USD	90.00	USD	731	(85,680)
Wheaton Precious Metals Corp.	450	04/14/22	USD	55.00	USD	2,141	(2,475)
ArcelorMittal SA	568	04/22/22	USD	31.00	USD	1,818	(109,908)
CF Industries Holdings, Inc.	380	04/22/22	USD	95.00	USD	3,916	(395,200)
Chevron Corp.	482	04/22/22	USD	170.00	USD	7,848	(91,580)
ConocoPhillips	279	04/22/22	USD	101.00	USD	2,790	(83,839)
Deere & Co.	73	04/22/22	USD	440.00	USD	3,033	(26,645)
EOG Resources, Inc.	15	04/22/22	USD	119.00	USD	179	(6,788)
Exxon Mobil Corp.	413	04/22/22	USD	78.00	USD	3,411	(219,922)
Marathon Petroleum Corp.	193	04/22/22	USD	78.00	USD	1,650	(157,295)
Newmont Corp.	527	04/22/22	USD	70.00	USD	4,187	(520,412)
Teck Resources Ltd., Class B	330	04/22/22	USD	43.00	USD	1,333	(26,895)
Vale SA, ADR	2,400	04/22/22	USD	21.50	USD	4,798	(73,200)
Wheaton Precious Metals Corp.	450	04/22/22	USD	55.00	USD	2,141	(36,900)
Shell PLC, ADR	759	04/28/22	USD	55.00	USD	4,169	(144,326)
Alcoa Corp.	203	04/29/22	USD	110.00	USD	1,828	(28,623)

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
ArcelorMittal SA	411	04/29/22	USD	34.00	USD	1,316	$(33,908)
Chevron Corp.	439	04/29/22	USD	170.00	USD	7,148	(115,896)
ConocoPhillips	206	04/29/22	USD	96.00	USD	2,060	(131,840)
ConocoPhillips	222	04/29/22	USD	109.00	USD	2,220	(24,642)
Deere & Co.	74	04/29/22	USD	450.00	USD	3,074	(25,493)
Freeport-McMoRan, Inc.	177	04/29/22	USD	55.00	USD	880	(16,373)
Vale SA, ADR	2,400	04/29/22	USD	22.00	USD	4,798	(78,000)
ArcelorMittal SA	289	05/06/22	USD	38.00	USD	925	(6,792)
ConocoPhillips	312	05/06/22	USD	101.00	USD	3,120	(132,600)
Exxon Mobil Corp.	1,172	05/06/22	USD	88.00	USD	9,680	(154,704)
Marathon Petroleum Corp.	206	05/06/22	USD	82.00	USD	1,761	(118,965)
Newmont Corp.	410	05/06/22	USD	80.00	USD	3,257	(129,970)
Vale SA, ADR	2,400	05/06/22	USD	22.00	USD	4,798	(98,400)
Valero Energy Corp.	98	05/06/22	USD	98.00	USD	995	(69,090)
Alcoa Corp.	290	05/13/22	USD	93.00	USD	2,611	(192,850)
AGCO Corp.	210	05/20/22	USD	135.00	USD	3,067	(305,550)
ArcelorMittal SA	288	05/20/22	USD	37.00	USD	922	(16,128)
Bunge Ltd.	412	05/20/22	USD	110.00	USD	4,565	(228,660)
Chevron Corp.	84	05/20/22	USD	160.00	USD	1,368	(71,190)
ConocoPhillips	100	05/20/22	USD	100.00	USD	1,000	(53,500)
Darling Ingredients, Inc.	220	05/20/22	USD	80.00	USD	1,768	(110,000)
EOG Resources, Inc.	226	05/20/22	USD	125.00	USD	2,695	(101,135)
FMC Corp.	490	05/20/22	USD	128.00	USD	6,447	(409,094)
Freeport-McMoRan, Inc.	334	05/20/22	USD	50.00	USD	1,661	(108,550)
Marathon Petroleum Corp.	184	05/20/22	USD	82.50	USD	1,573	(109,020)
Newmont Corp.	500	05/20/22	USD	80.00	USD	3,973	(190,000)
Packaging Corp. of America	158	05/20/22	USD	150.25	USD	2,467	(160,145)
Shell PLC, ADR	665	05/20/22	USD	55.00	USD	3,653	(181,212)
Sociedad Quimica y Minera de Chile SA, ADR	486	05/20/22	USD	85.00	USD	4,160	(320,760)
Stelco Holdings Inc.	401	05/20/22	CAD	43.00	CAD	2,085	(311,139)
Suncor Energy Inc.	1,114	05/20/22	CAD	41.00	CAD	4,534	(183,120)
Teck Resources Ltd., Class B	562	05/20/22	USD	43.00	USD	2,270	(102,003)
Chevron Corp.	250	06/17/22	USD	165.00	USD	4,071	(183,750)
Suncor Energy Inc.	1,115	06/17/22	CAD	41.00	CAD	4,538	(220,298)

							$(13,261,510)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Kerry Group PLC	UBS AG	53,700	04/01/22	EUR	113.44	EUR	5,429	$—
Shell PLC, ADR	Citibank N.A.	103,400	04/04/22	USD	52.75	USD	5,680	(239,015)
Koninklijke Dsm N.V	Morgan Stanley & Co. International PLC	8,300	04/07/22	EUR	158.98	EUR	1,349	(39,793)
Total SA	UBS AG	67,700	04/07/22	EUR	49.28	EUR	3,116	(4,014)
Anglo American PLC	Goldman Sachs International	55,284	04/19/22	GBP	41.09	GBP	2,196	(48,073)
BHP Group Ltd.	Morgan Stanley & Co. International PLC	121,000	04/19/22	AUD	51.81	AUD	6,262	(106,803)
Anglo American PLC	Goldman Sachs International	11,135	05/04/22	GBP	41.22	GBP	442	(14,452)
Newcrest Mining Ltd.	Morgan Stanley & Co. International PLC	84,000	05/04/22	AUD	26.50	AUD	2,246	(84,218)
Nestle SA	Goldman Sachs International	10,100	05/05/22	CHF	120.52	CHF	1,214	(22,209)
Total SA	Morgan Stanley & Co. International PLC	156,400	05/05/22	EUR	49.17	EUR	7,199	(79,106)
BHP Group Ltd.	JPMorgan Chase Bank N.A.	121,000	05/10/22	AUD	52.33	AUD	6,262	(138,136)
Statoil ASA	Goldman Sachs International	84,000	05/10/22	NOK	320.08	NOK	27,821	(194,278)
Newcrest Mining Ltd.	JPMorgan Chase Bank N.A.	202,300	05/11/22	AUD	27.30	AUD	5,410	(157,419)
Anglo American PLC	Morgan Stanley & Co. International PLC	54,000	05/13/22	GBP	39.91	GBP	2,145	(76,284)
Nestle SA	Morgan Stanley & Co. International PLC	13,000	05/13/22	CHF	123.05	CHF	1,563	(16,190)
Koninklijke Dsm N.V	Morgan Stanley & Co. International PLC	26,800	05/18/22	EUR	163.87	EUR	4,355	(130,094)
Total SA	UBS AG	144,500	05/18/22	EUR	49.35	EUR	6,651	(89,234)
Statoil ASA	Goldman Sachs International	84,000	05/31/22	NOK	323.30	NOK	27,821	(184,925)

								$(1,624,243)

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$127,232,729	$16,995,261	$—	$144,227,990
Containers & Packaging	5,156,001	—	—	5,156,001
Electrical Equipment	—	6,572,990	—	6,572,990
Food Products	59,876,741	8,109,914	12,965,876	80,952,531
Machinery	62,270,295	—	—	62,270,295
Metals & Mining	230,614,833	111,065,947	2,095	341,682,875
Oil, Gas & Consumable Fuels	313,497,591	67,352,774	27,150	380,877,515
Paper & Forest Products	—	23,425,169	—	23,425,169
Short-Term Securities
Money Market Funds	14,755,364	—	—	14,755,364

	$813,403,554	$233,522,055	$12,995,121	$1,059,920,730

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(12,105,921)	$(2,779,832)	$—	$(14,885,753)

(a)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Common Stocks
Assets
Opening balance, as of December 31, 2021	$9,834,654
Transfers into Level 3(a)	28,028,121
Transfers out of Level 3(b)	—
Accrued discounts/premiums	—
Net realized gain (loss)	(45,466)
Net change in unrealized appreciation (depreciation)(c)	(38,626,859)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Resources & Commodities Strategy Trust (BCX)

Common Stocks
Purchases	$14,219,305
Sales	(414,634)

Closing balance, as of March 31, 2022	$12,995,121

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(c)	$(38,626,859)

(a)

As of December 31, 2021, the Trust used observable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(b)

As of December 31, 2021, the Trust used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $29,245. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs(a)	Range of Unobservable Inputs Utilized	(a)
Assets
Common Stocks	$12,965,876	Market	EBITDA Multiple	23.00x

	$12,965,876

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

5